Impairments (Details) - SEK (kr) kr in Millions	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Impairment details
Established losses	kr (20)		kr (25)	kr (20)	kr (25)	kr (25)
Reserves applied to cover established credit losses	20		40	20	40	40
Net credit losses	kr (151)	kr (24)	(13)	kr (175)	(4)	kr (10)
Loans and off balance
Provision ratio	0.09%			0.09%		0.05%
Gross carrying amount
Loans and off balance
Loans and off balance	kr 318,614			kr 318,614		kr 276,937
Gross carrying amount | Loans
Loans and off balance
Loans and off balance	248,255			248,255		217,594
Gross carrying amount | Off balance
Loans and off balance
Loans and off balance	70,359			70,359		59,343
Accumulated impairment
Loans and off balance
Loans and off balance	(281)			(281)		(128)	kr (139)
Accumulated impairment | Loans
Loans and off balance
Loans and off balance	(281)			(281)		(124)
Accumulated impairment | Off balance
Loans and off balance
Loans and off balance	0			0		(4)
12-month expected credit losses
Impairment details
Net credit losses	kr (110)	(17)	(10)	kr (127)	(3)	(19)
Loans and off balance
Provision ratio	0.07%			0.07%
12-month expected credit losses | Gross carrying amount
Loans and off balance
Loans and off balance	kr 253,747			kr 253,747
12-month expected credit losses | Gross carrying amount | Loans
Loans and off balance
Loans and off balance	211,558			211,558
12-month expected credit losses | Gross carrying amount | Off balance
Loans and off balance
Loans and off balance	42,189			42,189
12-month expected credit losses | Accumulated impairment
Loans and off balance
Loans and off balance	(180)			(180)		(54)
12-month expected credit losses | Accumulated impairment | Loans
Loans and off balance
Loans and off balance	(180)			(180)
12-month expected credit losses | Accumulated impairment | Off balance
Loans and off balance
Loans and off balance	0			0
Lifetime expected credit losses | Financial instruments not credit-impaired
Impairment details
Net credit losses	kr (39)	(7)	4	kr (46)	8	11
Loans and off balance
Provision ratio	0.09%			0.09%
Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Loans and off balance
Loans and off balance	kr 63,787			kr 63,787
Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount | Loans
Loans and off balance
Loans and off balance	35,628			35,628
Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount | Off balance
Loans and off balance
Loans and off balance	28,159			28,159
Lifetime expected credit losses | Financial instruments not credit-impaired | Accumulated impairment
Loans and off balance
Loans and off balance	(55)			(55)		(10)
Lifetime expected credit losses | Financial instruments not credit-impaired | Accumulated impairment | Loans
Loans and off balance
Loans and off balance	(55)			(55)
Lifetime expected credit losses | Financial instruments credit-impaired
Impairment details
Net credit losses	kr (2)	kr 0	kr (22)	kr (2)	kr (24)	(17)
Loans and off balance
Provision ratio	4.26%			4.26%
Lifetime expected credit losses | Financial instruments credit-impaired | Gross carrying amount
Loans and off balance
Loans and off balance	kr 1,080			kr 1,080
Lifetime expected credit losses | Financial instruments credit-impaired | Gross carrying amount | Loans
Loans and off balance
Loans and off balance	1,069			1,069
Lifetime expected credit losses | Financial instruments credit-impaired | Gross carrying amount | Off balance
Loans and off balance
Loans and off balance	11			11
Lifetime expected credit losses | Financial instruments credit-impaired | Accumulated impairment
Loans and off balance
Loans and off balance	(46)			(46)		kr (64)
Lifetime expected credit losses | Financial instruments credit-impaired | Accumulated impairment | Loans
Loans and off balance
Loans and off balance	kr (46)			kr (46)